Intangible assets, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)
ZHEJIANG TIANLAN
Patents		¥ 2,400			¥ 2,400
Others		567			567
Gross		2,967			2,967
Less: Accumulated amortisation		(1,592)			(1,744)
Net		1,375			1,223
Amortisation expense	¥ 152	193	¥ 575
2018					152
2019					152
2020					152
2021					152
2022					152
Thereafter					463
Total		1,375			1,223
ZHEJIANG JIAHUAN
Software		591			4,688
Gross		591			4,688
Less: Accumulated amortisation		(349)			(1,043)
Net		242			3,645
Amortisation expense	¥ 591	266	¥ 833
2018 | $				$ 591
2019 | $				591
2020 | $				591
2021 | $				591
2022 | $				591
Thereafter | $				$ 690
Total		¥ 242			¥ 3,645